Accrued Expenses and Other Payables (Tables)	6 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	June 30, 2025	December 31, 2025
	HKD	HKD	US$
Professional fees	$855,863	$-	$-
Salaries and employee benefits	283,850	-	-
Other payables	6,890,000	5,113,096	656,932
Total	$8,029,713	$5,113,096	$656,932